LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Rent expense	$ 248,628
Lessee operating lease description	The Company has two operating leases with lease terms of more than one year
Lessee operating lease term of contract	1 year
Operating lease right-of-use assets	$ 545,745	$ 453,708
Operating lease liabilities current	214,758	162,178
Operating lease liabilities non-current	$ 330,987	$ 291,530